Unit and Stock-based Compensation, San Vicente Equity Joint Venture LLC (SVE) Series P Profit Units (FY) (Details) $ / shares in Units, $ in Thousands						3 Months Ended			5 Months Ended	7 Months Ended	9 Months Ended			12 Months Ended
		Sep. 30, 2022 $ / shares shares		Jun. 30, 2022	May 09, 2022	Sep. 30, 2022 USD ($) $ / shares shares		Sep. 30, 2021 USD ($)	Jun. 10, 2020 USD ($) PerformanceObligation $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares		Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares		Dec. 31, 2019 USD ($)
Weighted Average Grant Date Fair Value [Abstract]
Unit-based compensation expense | $						$ 9,686		$ 664	$ 343	$ 916	$ 23,353		$ 1,806	$ 2,485		$ 6,780
Performance Shares [Member] | Series P Profit Units [Member]
Unit and Stock-based Compensation [Abstract]
Units issued (in shares) | shares									5,065,855
Number of performance-based vesting targets | PerformanceObligation									4
Units granted in EBITDA level (in shares) | shares														1,013,171
EBITDA target percentage for catch-up vesting for prior year														125.00%
EBITDA target percentage for catch-up vesting for current year														100.00%
Key Input Assumptions Used in the Black-Scholes Option-Pricing Model [Abstract]
Expected life of units (in years)	[1]									5 years				3 years
Expected unit price volatility	[2]									52.00%				70.00%
Risk free interest rate	[3]									0.30%				0.40%
Expected dividend yield	[4]									0.00%				0.00%
Weighted average grant-date fair value per SVE series P unit for each SVE Series P unit granted (in dollars per share)										$ 2				$ 2.42
Fair value per common unit of SVE (in dollars per share)										$ 4.5				$ 4.98
Number of Units [Forward]
Beginning balance (in shares) | shares										0	4,306,636		3,893,572	3,893,572
Granted (in shares) | shares										4,052,684	0		0	1,013,171
Vested (in shares) | shares										(159,112)	(3,293,464)			(600,107)
Ending balance (in shares) | shares		1,013,172				1,013,172			0	3,893,572	1,013,172			4,306,636
Weighted Average Grant Date Fair Value [Abstract]
Beginning balance (in dollars per share)										$ 0	$ 2.07	[5]	$ 2	$ 2
Granted (in dollars per share)										2				2.42
Vested (in dollars per share)										2	5.36	[5]		2.22
Ending balance (in dollars per share)		$ 7.32	[5]			$ 7.32	[5]		$ 0	$ 2	7.32	[5]		$ 2.07	[5]
Fair value of units issued | $										$ 716				$ 2,700
Unit-based compensation expense | $										$ 318				1,333
Unrecognized compensation expense | $														$ 8,906
Unrecognized compensation expense expected to be recognized over weighted average period														2 years
Performance Shares [Member] | Series P Profit Units [Member] | Tranche One [Member]
Unit and Stock-based Compensation [Abstract]
Award vesting percentage					40.00%									20.00%
Performance Shares [Member] | Series P Profit Units [Member] | Tranche Two [Member]
Unit and Stock-based Compensation [Abstract]
Award vesting percentage		20.00%		20.00%										20.00%
Weighted Average Grant Date Fair Value [Abstract]
Ending balance (in dollars per share)		$ 7.32				$ 7.32					$ 7.32
Performance Shares [Member] | Series P Profit Units [Member] | Tranche Three [Member]
Unit and Stock-based Compensation [Abstract]
Award vesting percentage														30.00%
Performance Shares [Member] | Series P Profit Units [Member] | Tranche Four [Member]
Unit and Stock-based Compensation [Abstract]
Award vesting percentage														30.00%

[1]	The expected term for award is estimated in consideration of the time period expected to achieve the performance condition, the contractual term of the award, and estimates of future exercise behavior.
[2]	Expected volatility is based on historical volatilities of a publicly traded peer group over a period equivalent to the expected term of the awards
[3]	The risk-free interest rate is based on the U.S. Treasury yield of treasury bonds with a maturity that approximates the expected term of the awards
[4]	The Successor has not historically and does not expect to pay any cash dividends on its common units in the foreseeable future
[5]	The weighted average fair value for unvested Series P units at December 31, 2021 is based on the grant date fair value. The weighted average fair value of the vested Series P units in 2022 and the unvested Series P units at September 30, 2022 considered the remeasured fair value of Series P upon modification (discussed below).